Annual Total Returns - Eaton Vance Income Fund of Boston	Oct. 31, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2013	7.29%
2014	2.54%
2015	(2.05%)
2016	12.66%
2017	6.00%
2018	(2.80%)
2019	13.27%
2020	4.82%
2021	5.54%
2022	(8.18%)